Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover page.
Entity Central Index Key	0001609804
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	Orion Engineered Carbons S.A.